Shareholder Report, Average Annual Return (Details)		12 Months Ended	20 Months Ended
	Apr. 25, 2023	Dec. 31, 2024	Dec. 31, 2024
C000241219
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Research Enhanced Real Estate ETF
Without Sales Load [Member] | C000241219
Average Annual Return [Line Items]
Average Annual Return, Percent		5.40%	10.41%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		23.81%	25.85%
Beta Advantage® Lionstone Research Enhanced REIT Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Beta Advantage<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Lionstone Research Enhanced REIT Index
Average Annual Return, Percent		5.75%	10.82%
FTSE Nareit All Equity REITs Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Nareit All Equity REITs Index
Average Annual Return, Percent		4.92%	9.92%